Investment In Associate - Summary of Significant Investments in Associates (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Litres Holdings Limited [Member]
Statements [Line Items]
Proportion of ownership interest in associate	42.27%	42.27%